LONG-TERM INVESTMENTS (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Balance, Beginning	$ 0
Purchases	4,937,000
Exercise Warrants	179,000
Loss On Changes In Fair Value	(2,446,000)
Balance, Ending		$ 2,670
Warrant reserves [member]
Statement [Line Items]
Balance, Beginning	0
Purchases	2,507,000
Exercise Warrants	(418,000)
Loss On Changes In Fair Value	(1,464,000)
Balance, Ending		625
WarrantsCAD One [member]
Statement [Line Items]
Balance, Beginning	0
Purchases	0
Exercise Warrants	780
Loss On Changes In Fair Value	(43,000)
Balance, Ending		58
WarrantsCAD One [member] | Level 3 of fair value hierarchy [member]
Statement [Line Items]
Exercise Warrants	101,000
Investee common share [member]
Statement [Line Items]
Balance, Beginning	0
Purchases	2,430,000
Exercise Warrants	496,000
Loss On Changes In Fair Value	$ (939,000)
Balance, Ending		$ 1,987